                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1        Name and Address of Issuer:
         Principal Life Insurance Company Separate Account B
         The Principal Financial Group
         Des Moines, IA  50392-2080

2        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
         -----------------
                X
         -----------------

3        Investment Company Act File Number:                                   811-02091
         Securities Act File Number:          02-37988, 02-78001, 33-74232, 33-44670, 33-44565, 333-63401, 333-40254, 333-116220

4 a      Last day of fiscal year for which this notice if filed:
         12/31/2005

4 b      Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         -----------------
               N/A
         -----------------
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c      Check box if this is the last time the issuer will be filing this Form.
         -----------------
               N/A
         -----------------

5        Calculation of registration fee:

         (i)     Aggregate sale price of securities sold during the                             02-37988        $              267
                 fiscal year in reliance on rule 24f-2:                                         02-78001                    63,086
                                                                                                33-44565                 2,819,900
                                                                                                33-44670                21,412,749
                                                                                                333-63401               49,049,336
                                                                                                33-74232               526,837,671
                                                                                                333-40254              213,680,819
                                                                                               333-116220              355,469,352
                                                                                                                  -----------------
                                                                                                                     1,169,333,180
         (ii)    Aggregate price of shares redeemed or                        02-37988     $            620,433
                 repurchased during the fiscal year:                          02-78001                  609,618
                                                                              33-44565               13,449,351
                                                                              33-44670               60,835,778
                                                                              333-63401              36,256,635
                                                                              33-74232              634,989,835
                                                                              333-40254             158,527,543
                                                                             333-116220              34,574,947
                                                                                              ------------------
                                                                                                    939,864,140
         (iii)   Aggregate price of shares redeemed or
                 repurchased during any prior fiscal year ending no
                 earlier than October 11, 1995 that were not
                 previously used to reduce registration fees
                 payable to the Commission:                                                                   0

         (iv)    Total available redemption credits
                 [Add items 5(ii) and 5(iii)]:                                                                         939,864,140
                                                                                                                  -----------------


         (v)     Net Sales - If Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:                                                                 229,469,040

  ----------------------------------------------------------------------------------------------------------------

         (vi)    Redemption credits available for use in future years
                 -- if Item 5(i) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]"                                                                     N/A

  ----------------------------------------------------------------------------------------------------------------

         (vii)   Multiplier for determining registration fee (See
                 Instruction c.9):                                                                                        0.000107
                                                                                                                  -----------------

         (viii)  Registration fee due [Multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no fee is due):                                                                   24,553.19
                                                                                                                  =================

6        Prepaid Shares
         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

7        Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                                                 +             0
                                                                                                                  ---------------

8        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                       24,553.19
                                                                                                                  ===============

9        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         -----------------
             03/30/2006
         -----------------

         Method of Delivery:

         -----------------
                X         Wire Transfer
         -----------------
         -----------------
               N/A        Mail or other means
         -----------------

         THE 24F-2 FEE IS PAID BY 33-44565.

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


Principal Life Insurance Company Separate Account B

By             /s/ Joyce N. Hoffman
        -----------------------------------------
        Joyce N. Hoffman
        Senior Vice President and Corporate Secretary


Date:   31st day of March, 2006